UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4563

Oppenheimer Limited-Term Government Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

	Principal Amount	Value
Asset-Backed Securities—6.6%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000	$1,237,892
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	2,115,000	2,118,876
AmeriCredit Automobile Receivables Trust:
Series 2016-4, Cl. D, 2.74%, 12/8/22	2,500,000	2,469,755
Series 2017-1, Cl. D, 3.13%, 1/18/23	2,850,000	2,834,509
Series 2017-2, Cl. D, 3.42%, 4/18/23	2,405,000	2,402,326
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,140,000	2,111,844
CarMax Auto Owner Trust:
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,869,599
Series 2017-4, Cl. D, 3.30%, 5/15/24	3,590,000	3,577,827
Series 2018-1, Cl. D, 3.37%, 7/15/24	630,000	623,103
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	1,810,000	1,788,070
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	190,000	189,342
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Cl. C, 3.60%, 4/15/25[1]	2,010,000	2,009,221
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	270,000	268,864
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,455,000	1,455,151
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	880,000	893,672
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	250,000	252,863
Drive Auto Receivables Trust:
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,340,000	1,347,184
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,635,000	2,640,558
Series 2018-2, Cl. D, 4.14%, 8/15/24	2,475,000	2,496,181
Series 2018-3, Cl. D, 4.30%, 9/16/24	1,650,000	1,673,929
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,600,000	2,665,045
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	535,000	535,760
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	3,165,000	3,176,873
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	2,060,000	2,059,227
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	2,475,000	2,468,597
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%, 6/15/22[1]	2,825,000	2,921,697
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 4.056% [US0001M+155], 6/27/22[1,2]	460,000	461,127
Series 2017-1, Cl. D, 4.806% [US0001M+230], 6/27/22[1,2]	535,000	535,538
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. D, 3.17%, 4/17/23	2,430,000	2,423,032
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,255,000	2,244,229
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,050,000	3,038,169
Series 2018-1, Cl. D, 3.32%, 3/15/24	810,000	804,916
Series 2018-2, Cl. D, 3.88%, 2/15/24	1,305,000	1,316,539
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C, 2.96%, 11/21/22[1]	1,425,000	1,415,937
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. D, 3.28%, 12/15/22[1]	1,118,000	1,104,290
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	1,285,000	1,276,426

1      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2018-3A, Cl. D, 4.00%, 10/16/23[1]	$3,000,000	$3,013,318

Total Asset-Backed Securities (Cost $65,741,522)		65,721,486

Mortgage-Backed Obligations—65.4%
Government Agency—62.3%
FHLMC/FNMA/FHLB/Sponsored—58.4%
Federal Home Loan Mortgage Corp. Gold Pool:
4.00%, 5/1/27	2,269,962	2,329,232
4.50%, 5/1/19	2,017	2,054
5.50%, 1/1/24-9/1/24	1,844,570	1,886,153
6.00%, 10/1/22-10/1/29	869,016	941,140
6.50%, 4/1/21-4/1/34	947,740	1,032,869
7.00%, 10/1/31-10/1/37	469,572	530,540
7.50%, 1/1/32-8/1/37	11,896,900	13,640,639
8.50%, 3/1/31	25,002	27,731
9.00%, 8/1/22-5/1/25	17,379	18,535
Federal Home Loan Mortgage Corp. Non Gold Pool, 11.00%, 11/1/20	837	838
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	83,109	16,617
Series 205, Cl. IO, 57.513%, 9/1/29[3]	565,314	118,338
Series 206, Cl. IO, 99.999%, 12/15/29[3]	37,935	10,759
Series 243, Cl. 6, 0.00%, 12/15/32[3,4]	195,210	37,172
Series 304, Cl. C47, 5.341%, 12/15/27[3]	413,492	36,223
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	35,924,471	35,368,723
Federal Home Loan Mortgage Corp., Multiclass Mortgage Securities, Series 43, Cl. PH, 6.50%, 10/17/24	360,409	381,124
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates:
Series K010, Cl. A1, 3.32%, 7/25/20	504,773	503,846
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,463,302
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,424,959
Series K029, Cl. A2, 3.32%, 2/25/23[5]	4,500,000	4,567,372
Series K030, Cl. A2, 3.25%, 4/25/23[5]	3,820,000	3,866,531
Series K033, Cl. A2, 3.06%, 7/25/23[5]	2,000,000	2,010,172
Series K034, Cl. A2, 3.531%, 7/25/23[5]	4,550,000	4,659,967
Series K035, Cl. A1, 2.615%, 3/25/23	5,234,932	5,221,589
Series K040, Cl. A1, 2.768%, 4/25/24	12,017,701	11,946,594
Series K041, Cl. A1, 2.72%, 8/25/24	9,598,135	9,539,968
Series K042, Cl. A1, 2.267%, 6/25/24	4,916,037	4,824,950
Series K043, Cl. A1, 2.532%, 10/25/23	6,965,214	6,893,884
Series K044, Cl. A1, 2.321%, 3/25/24	12,600,712	12,394,958
Series K045, Cl. A1, 2.493%, 11/25/24	10,157,990	10,011,969
Series K046, Cl. A1, 2.697%, 1/25/25	8,788,338	8,716,697
Series K047, Cl. A1, 2.827%, 12/25/24	9,748,064	9,708,233
Series K048, Cl. A1, 2.689%, 12/25/24	8,677,739	8,604,297
Series K051, Cl. X1, 0.00%, 9/25/25[3,4]	63,578,402	1,973,499
Series K053, Cl. A1, 2.548%, 2/25/25	2,471,695	2,436,250
Series KI01, Cl. A, 2.507% [LIBOR01M+16], 9/25/22[2]	3,356,074	3,348,400

2      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates: (Continued)
Series KI02, Cl. A, 2.547% [LIBOR01M+20], 2/25/23[2]	$4,400,297	$4,397,284
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series KC02, Cl. X1, 0.00%, 3/25/24[3,4]	254,492,690	4,695,594
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[6]	117,636	101,829
Series 219, Cl. PO, 13.742%, 3/1/32[6]	365,886	319,330
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 3.105% [LIBOR01M+65], 6/15/21[2]	201	201
Series 151, Cl. F, 9.00%, 5/15/21	1,598	1,631
Series 1695, Cl. F, 2.449% [D11COF+137], 3/15/24[2]	366,459	375,496
Series 2035, Cl. PC, 6.95%, 3/15/28	330,697	360,336
Series 2084, Cl. ZC, 6.50%, 8/15/28	167,884	180,796
Series 2116, Cl. ZA, 6.00%, 1/15/29	205,771	216,001
Series 2122, Cl. FD, 2.805% [LIBOR01M+35], 2/15/29[2]	266,311	266,145
Series 2132, Cl. FN, 3.249% [LIBOR01M+90], 3/15/29[2]	322,270	328,265
Series 2148, Cl. ZA, 6.00%, 4/15/29	342,693	371,343
Series 2195, Cl. LH, 6.50%, 10/15/29	587,688	643,293
Series 2220, Cl. PD, 8.00%, 3/15/30	118,016	135,445
Series 2281, Cl. Z, 6.50%, 2/15/31	835,349	900,886
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,213,374	1,322,015
Series 2326, Cl. ZP, 6.50%, 6/15/31	270,510	293,279
Series 2344, Cl. FP, 3.405% [LIBOR01M+95], 8/15/31[2]	197,466	202,770
Series 2392, Cl. FB, 3.055% [LIBOR01M+60], 1/15/29[2]	52,604	53,403
Series 2396, Cl. FE, 3.055% [LIBOR01M+60], 12/15/31[2]	116,809	118,054
Series 2401, Cl. FA, 3.105% [LIBOR01M+65], 7/15/29[2]	74,586	75,764
Series 2427, Cl. ZM, 6.50%, 3/15/32	64,648	70,277
Series 2464, Cl. FI, 3.455% [LIBOR01M+100], 2/15/32[2]	111,699	114,305
Series 2470, Cl. LF, 3.455% [LIBOR01M+100], 2/15/32[2]	114,278	116,945
Series 2471, Cl. FD, 3.455% [LIBOR01M+100], 3/15/32[2]	160,634	164,422
Series 2481, Cl. AF, 3.005% [LIBOR01M+55], 3/15/32[2]	93,825	95,115
Series 2500, Cl. FD, 2.955% [LIBOR01M+50], 3/15/32[2]	178,267	179,255
Series 2504, Cl. FP, 2.955% [LIBOR01M+50], 3/15/32[2]	182,640	183,555
Series 2526, Cl. FE, 2.855% [LIBOR01M+40], 6/15/29[2]	199,988	200,240
Series 2530, Cl. FD, 2.955% [LIBOR01M+50], 2/15/32[2]	222,710	223,804
Series 2538, Cl. F, 3.055% [LIBOR01M+60], 12/15/32[2]	23,297	23,635
Series 2550, Cl. FI, 2.805% [LIBOR01M+35], 11/15/32[2]	39,159	39,277
Series 2551, Cl. FD, 2.855% [LIBOR01M+40], 1/15/33[2]	190,027	190,835
Series 2635, Cl. AG, 3.50%, 5/15/32	1,212,467	1,215,874
Series 2676, Cl. KY, 5.00%, 9/15/23	443,662	452,915
Series 2764, Cl. OE, 4.50%, 3/15/19	2,767	2,765
Series 2770, Cl. TW, 4.50%, 3/15/19	112,726	112,669
Series 2786, Cl. JD, 4.50%, 4/15/19	1,341	1,339
Series 2843, Cl. BC, 5.00%, 8/15/19	1,711	1,710
Series 3010, Cl. WB, 4.50%, 7/15/20	212,114	212,593
Series 3025, Cl. SJ, 15.748% [-3.667 x LIBOR01M+2,475], 8/15/35[2]	56,376	80,574
Series 3134, Cl. FA, 2.755% [LIBOR01M+30], 3/15/36[2]	2,944,746	2,947,607

3      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 3342, Cl. FT, 2.905% [LIBOR01M+45], 7/15/37[2]	$254,157	$255,212
Series 3645, Cl. EH, 3.00%, 12/15/20	303,509	302,330
Series 3659, Cl. DE, 2.00%, 3/15/19	1,966	1,962
Series 3753, Cl. AS, 3.50%, 11/15/25	743,961	755,041
Series 3762, Cl. BH, 2.50%, 5/15/25	2,552,261	2,530,632
Series 3800, Cl. CD, 3.10%, 3/15/25	1,857,364	1,856,634
Series 3815, Cl. BD, 3.00%, 10/15/20	523	522
Series 3822, Cl. JA, 5.00%, 6/15/40	51,700	52,694
Series 3848, Cl. WL, 4.00%, 4/15/40	960,077	969,896
Series 3857, Cl. GL, 3.00%, 5/15/40	1,806,614	1,827,519
Series 3874, Cl. JW, 3.50%, 6/15/26	3,000,000	3,077,089
Series 3887, Cl. NC, 3.00%, 7/15/26	465,900	463,529
Series 3917, Cl. BA, 4.00%, 6/15/38	439,746	449,054
Series 3935, Cl. NA, 3.50%, 10/15/26	1,889,397	1,897,100
Series 3974, Cl. C, 3.00%, 1/15/26	11,025,101	11,018,934
Series 4016, Cl. AB, 2.00%, 9/15/25	5,196,955	5,135,453
Series 4109, Cl. KD, 3.00%, 5/15/32	197,728	196,723
Series 4221, Cl. HJ, 1.50%, 7/15/23	5,196,765	5,073,946
Series 4253, Cl. TD, 2.00%, 7/15/40	1,008,447	1,004,220
Series 4285, Cl. BA, 2.00%, 12/15/23	1,170,118	1,148,543
Series 4316, Cl. FY, 2.855% [LIBOR01M+40], 11/15/39[2]	788,833	791,824
Series 4399, Cl. A, 2.50%, 7/15/24	49,100	48,781
Series 4446, Cl. PL, 2.50%, 7/15/38	2,509,991	2,445,700
Series 4459, Cl. ND, 5.50%, 4/15/25	16,774	16,926
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	113,200	10,641
Series 2079, Cl. S, 99.999%, 7/17/28[3]	205,274	23,316
Series 2493, Cl. S, 18.257%, 9/15/29[3]	150,002	24,449
Series 2526, Cl. SE, 48.956%, 6/15/29[3]	276,308	44,551
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	1,527,054	94,541
Series 2796, Cl. SD, 79.148%, 7/15/26[3]	63,527	7,259
Series 2920, Cl. S, 17.108%, 1/15/35[3]	1,657,583	233,974
Series 2922, Cl. SE, 17.252%, 2/15/35[3]	283,812	36,938
Series 2981, Cl. AS, 0.453%, 5/15/35[3]	541,059	65,038
Series 3397, Cl. GS, 0.00%, 12/15/37[3,4]	38,243	6,264
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	60,928	5,414
Series 3450, Cl. BI, 8.337%, 5/15/38[3]	1,760,466	239,316
Series 3606, Cl. SN, 12.857%, 12/15/39[3]	476,691	57,843
Series 4057, Cl. QI, 4.996%, 6/15/27[3]	2,787,880	217,615
Series 4136, Cl. MI, 2.35%, 11/15/27[3]	3,264,160	278,528
Series 4205, Cl. AI, 0.00%, 5/15/28[3,4]	743,831	56,459
Series 4818, Cl. BI, 0.00%, 3/15/45[3,4]	1,047,250	187,568
Federal Home Loan Mortgage Corp., Stripped Mtg.-Backed Security, Series 237, Cl. F16, 2.955% [LIBOR01M+50], 5/15/36[2]	1,490,781	1,500,364
Federal National Mortgage Assn.:
2.50%, 1/1/34[7]	7,625,000	7,447,414

4      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn.: (Continued)
3.00%, 1/1/34-1/1/49[7]	$24,175,000	$23,732,247
3.50%, 1/1/34-1/1/49[7]	54,630,000	54,854,691
4.00%, 1/1/34-1/1/49[7]	45,260,000	46,193,562
4.50%, 1/1/49[7]	41,170,000	42,658,176
5.00%, 1/1/49[7]	5,060,000	5,302,591
Federal National Mortgage Assn. Pool:
3.50%, 8/1/40	1,019,175	1,026,316
4.00%, 4/1/24-3/1/31	34,875,568	35,718,421
4.50%, 1/1/19-1/1/27	2,961,004	3,028,434
4.88%, 9/1/19	3,454,810	3,484,716
5.00%, 5/1/19-3/1/25	2,970,886	3,030,360
5.50%, 9/1/19-9/1/25	18,816,050	19,222,575
6.00%, 1/1/21-2/1/40	16,782,261	17,376,725
6.50%, 10/1/19-1/1/34	3,898,640	4,317,046
7.00%, 1/1/30-2/1/36	3,273,296	3,702,530
7.50%, 2/1/27-8/1/33	4,577,463	5,236,374
8.50%, 7/1/32	15,210	15,389
9.00%, 8/1/19	221	222
9.50%, 11/1/21	94	95
Federal National Mortgage Assn., Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,179,093	1,142,031
Series 2017-M13, Cl. FA, 2.701% [LIBOR01M+40], 10/25/24[2]	4,250,710	4,250,438
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	298,043	34,681
Series 254, Cl. 2, 99.999%, 1/25/24[3]	401,471	53,675
Series 294, Cl. 2, 99.999%, 2/25/28[3]	597,178	126,485
Series 301, Cl. 2, 21.332%, 4/25/29[3]	220,304	44,905
Series 321, Cl. 2, 38.654%, 4/25/32[3]	1,413,822	332,100
Series 324, Cl. 2, 16.059%, 7/25/32[3]	460,220	107,325
Series 331, Cl. 10, 25.538%, 2/25/33[3]	729,710	173,237
Series 331, Cl. 4, 6.365%, 2/25/33[3]	484,222	95,007
Series 331, Cl. 5, 26.159%, 2/25/33[3]	779,815	139,231
Series 331, Cl. 6, 12.223%, 2/25/33[3]	746,346	148,468
Series 334, Cl. 10, 11.235%, 2/25/33[3]	301,572	65,521
Series 339, Cl. 15, 10.52%, 10/25/33[3]	258,700	56,729
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	503,319	109,517
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	528,486	103,238
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	369,103	74,624
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	182,052	39,376
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	537,299	110,666
Series 364, Cl. 15, 0.00%, 9/25/35[3,4]	289,240	62,678
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 11.35%, 9/25/32[6]	98,311	84,550
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1991-109, Cl. Z, 8.50%, 9/25/21	3,083	3,193
Series 1997-16, Cl. PD, 7.00%, 3/18/27	458,486	494,409
Series 1998-59, Cl. Z, 6.50%, 10/25/28	55,677	61,663

5      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 1999-54, Cl. LH, 6.50%, 11/25/29	$282,342	$307,329
Series 2001-69, Cl. PF, 3.506% [LIBOR01M+100], 12/25/31[2]	275,258	281,575
Series 2002-29, Cl. F, 3.506% [LIBOR01M+100], 4/25/32[2]	125,837	128,871
Series 2002-39, Cl. FD, 3.455% [LIBOR01M+100], 3/18/32[2]	278,505	286,272
Series 2002-52, Cl. FD, 3.006% [LIBOR01M+50], 9/25/32[2]	232,180	234,205
Series 2002-53, Cl. FY, 3.006% [LIBOR01M+50], 8/25/32[2]	141,273	141,675
Series 2002-64, Cl. FJ, 3.506% [LIBOR01M+100], 4/25/32[2]	38,781	39,716
Series 2002-65, Cl. FB, 3.506% [LIBOR01M+100], 7/25/32[2]	215,462	220,552
Series 2002-68, Cl. FH, 2.955% [LIBOR01M+50], 10/18/32[2]	75,037	75,376
Series 2002-77, Cl. TF, 3.455% [LIBOR01M+100], 12/18/32[2]	455,198	465,771
Series 2002-82, Cl. FE, 3.506% [LIBOR01M+100], 12/25/32[2]	206,698	211,711
Series 2002-90, Cl. FJ, 3.006% [LIBOR01M+50], 9/25/32[2]	81,345	81,665
Series 2002-90, Cl. FM, 3.006% [LIBOR01M+50], 9/25/32[2]	78,217	78,524
Series 2003-116, Cl. FA, 2.906% [LIBOR01M+40], 11/25/33[2]	133,355	133,492
Series 2003-130, Cl. CS, 9.088% [-2 x LIBOR01M+1,410], 12/25/33[2]	73,951	75,513
Series 2003-21, Cl. FK, 2.906% [LIBOR01M+40], 3/25/33[2]	12,034	12,083
Series 2003-26, Cl. XF, 2.956% [LIBOR01M+45], 3/25/23[2]	11,185	11,186
Series 2004-25, Cl. PC, 5.50%, 1/25/34	23,963	23,962
Series 2004-72, Cl. FB, 3.006% [LIBOR01M+50], 9/25/34[2]	1,270,546	1,280,138
Series 2005-109, Cl. AH, 5.50%, 12/25/25	2,012,536	2,066,424
Series 2005-45, Cl. XA, 2.846% [LIBOR01M+34], 6/25/35[2]	1,903,770	1,905,545
Series 2005-67, Cl. BF, 2.856% [LIBOR01M+35], 8/25/35[2]	709,508	709,042
Series 2005-85, Cl. FA, 2.856% [LIBOR01M+35], 10/25/35[2]	1,414,138	1,414,595
Series 2006-11, Cl. PS, 15.377% [-3.667 x LIBOR01M+2,456.67], 3/25/36[2]	268,586	386,047
Series 2006-46, Cl. SW, 15.01% [-3.667 x LIBOR01M+2,419.92], 6/25/36[2]	225,021	311,334
Series 2006-50, Cl. KS, 15.01% [-3.667 x LIBOR01M+2,420], 6/25/36[2]	166,541	235,129
Series 2006-50, Cl. SK, 15.01% [-3.667 x LIBOR01M+2,420], 6/25/36[2]	65,354	91,205
Series 2007-113, Cl. DB, 4.50%, 12/25/22	1,066,518	1,068,113
Series 2007-79, Cl. FA, 2.956% [LIBOR01M+45], 8/25/37[2]	402,320	402,490
Series 2008-14, Cl. BA, 4.25%, 3/25/23	26,572	26,544
Series 2008-15, Cl. JN, 4.50%, 2/25/23	172,683	172,895
Series 2008-24, Cl. DY, 5.00%, 4/25/23	4,626	4,643
Series 2008-75, Cl. DB, 4.50%, 9/25/23	3,403	3,397
Series 2008-77, Cl. EB, 4.50%, 9/25/23	343,619	344,255
Series 2009-113, Cl. DB, 3.00%, 12/25/20	207,019	206,068
Series 2009-36, Cl. FA, 3.446% [LIBOR01M+94], 6/25/37[2]	1,483,349	1,517,053
Series 2009-70, Cl. NL, 3.00%, 8/25/19	3,795	3,783
Series 2009-70, Cl. NT, 4.00%, 8/25/19	639	638
Series 2009-70, Cl. TL, 4.00%, 8/25/19	2,589	2,585
Series 2010-110, Cl. PC, 4.00%, 1/25/38	969,713	969,189
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	3,981,397	3,955,103
Series 2010-43, Cl. KG, 3.00%, 1/25/21	52,128	52,035

6      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2010-99, Cl. DP, 3.00%, 8/25/39	$1,411,631	$1,409,724
Series 2011-104, Cl. MA, 2.50%, 10/25/26	322,995	318,473
Series 2011-122, Cl. EC, 1.50%, 1/25/20	165,281	163,824
Series 2011-146, Cl. BA, 3.00%, 12/25/25	1,113,034	1,114,025
Series 2011-15, Cl. DA, 4.00%, 3/25/41	633,583	639,249
Series 2011-3, Cl. EL, 3.00%, 5/25/20	190,043	189,307
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,178,916	1,228,853
Series 2011-38, Cl. AH, 2.75%, 5/25/20	144	143
Series 2011-44, Cl. B, 4.00%, 7/25/24	2,413,985	2,465,520
Series 2011-45, Cl. NG, 3.00%, 3/25/25	129,154	128,797
Series 2011-45, Cl. TE, 3.00%, 3/25/25	272,485	271,478
Series 2011-50, Cl. PA, 4.00%, 12/25/40	701,584	712,003
Series 2011-6, Cl. BA, 2.75%, 6/25/20	40,382	40,570
Series 2011-82, Cl. AD, 4.00%, 8/25/26	288,941	288,325
Series 2011-90, Cl. AL, 3.50%, 9/25/23	431,481	433,713
Series 2012-127, Cl. DH, 4.00%, 11/25/27	2,620,751	2,648,222
Series 2012-14, Cl. BA, 3.00%, 8/25/37	1,603,053	1,599,121
Series 2012-20, Cl. FD, 2.906% [LIBOR01M+40], 3/25/42[2]	384,301	384,560
Series 2012-96, Cl. VA, 3.50%, 2/25/22	2,544,265	2,553,127
Series 2013-100, Cl. CA, 4.00%, 3/25/39	6,301,073	6,404,425
Series 2013-22, Cl. JA, 3.50%, 3/25/43	544,960	543,496
Series 2014-66, Cl. QE, 2.00%, 1/25/40	10,131,877	9,962,403
Series 2014-85, Cl. LA, 3.00%, 5/25/31	2,994,472	3,005,176
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,095,341	2,021,977
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest- Only Stripped Mtg.-Backed Security:
Series 2001-63, Cl. SD, 32.15%, 12/18/31[3]	189,956	28,167
Series 2001-68, Cl. SC, 24.264%, 11/25/31[3]	180,096	28,152
Series 2001-81, Cl. S, 9.722%, 1/25/32[3]	133,236	23,162
Series 2002-28, Cl. SA, 9.615%, 4/25/32[3]	135,693	23,801
Series 2002-38, Cl. SO, 18.741%, 4/25/32[3]	251,900	38,625
Series 2002-39, Cl. SD, 39.612%, 3/18/32[3]	270,297	50,480
Series 2002-48, Cl. S, 10.611%, 7/25/32[3]	207,147	39,460
Series 2002-52, Cl. SD, 41.811%, 9/25/32[3]	232,180	43,617
Series 2002-52, Cl. SL, 8.807%, 9/25/32[3]	141,694	25,802
Series 2002-53, Cl. SK, 41.389%, 4/25/32[3]	157,713	30,148
Series 2002-56, Cl. SN, 9.86%, 7/25/32[3]	281,341	53,593
Series 2002-60, Cl. SM, 17.565%, 8/25/32[3]	339,754	45,358
Series 2002-77, Cl. IS, 36.694%, 12/18/32[3]	360,559	62,269
Series 2002-77, Cl. SH, 13.172%, 12/18/32[3]	178,308	28,503
Series 2002-9, Cl. MS, 10.47%, 3/25/32[3]	215,262	40,565
Series 2003-33, Cl. IA, 13.714%, 5/25/33[3]	42,141	9,440
Series 2003-33, Cl. SP, 7.562%, 5/25/33[3]	459,144	88,453
Series 2003-4, Cl. S, 5.239%, 2/25/33[3]	256,847	46,780
Series 2005-12, Cl. SC, 19.86%, 3/25/35[3]	127,461	17,441
Series 2005-14, Cl. SE, 12.957%, 3/25/35[3]	2,008,997	246,721
Series 2005-40, Cl. SA, 25.238%, 5/25/35[3]	827,699	122,354

7      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2005-52, Cl. JH, 26.604%, 5/25/35[3]	$408,861	$52,067
Series 2005-63, Cl. SA, 27.813%, 10/25/31[3]	687,477	89,607
Series 2005-63, Cl. X, 43.404%, 10/25/31[3]	8,138	219
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	8,707	882
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	6,750	345
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,4]	1,557	29
Series 2011-96, Cl. SA, 4.525%, 10/25/41[3]	350,508	52,273
Series 2012-121, Cl. IB, 7.743%, 11/25/27[3]	1,199,056	100,705
Series 2012-134, Cl. SA, 0.206%, 12/25/42[3]	1,186,917	213,837
Series 2012-40, Cl. PI, 12.766%, 4/25/41[3]	174,464	26,369
Series 2013-2, Cl. IA, 7.091%, 2/25/43[3]	831,687	154,020
Series 2018-16, Cl. NI, 0.00%, 12/25/44[3,4]	535,466	87,543
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,4]	1,185,911	161,694
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,4]	10,333,076	5,925
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,4]	4,759,468	12,984
Series 2002-2, Cl. IO, 0.00%, 1/15/32[3,8]	12,847,467	22,380
Series 2002-3, Cl. IO, 0.00%, 8/15/32[3,4]	17,422,260	196,262
Series 2003-1, Cl. IO, 0.00%, 11/15/32[3,8]	25,272,379	154,480

		586,045,719

GNMA/Guaranteed—3.9%
Government National Mortgage Assn.:
Series 2010-169, Cl. CD, 3.00%, 12/16/25	616,031	617,719
Series 2011-61, Cl. CH, 3.50%, 11/16/40	16,339,979	16,578,301
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	23,007	24,780
7.00%, 1/15/28-9/15/29	244,048	261,314
7.50%, 6/15/28-8/15/28	282,390	286,787
8.00%, 9/15/28	5,990	5,999
10.50%, 5/15/19	203	204
Government National Mortgage Assn. II Pool:
3.50%, 1/1/49[7]	17,375,000	17,494,849
7.00%, 1/20/30	21,272	24,502
11.00%, 10/20/19	86	86
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-76, Cl. SG, 29.33%, 10/16/29[3]	110,088	235
Series 2011-52, Cl. HS, 19.158%, 4/16/41[3]	2,828,974	392,810
Series 2017-136, Cl. LI, 5.577%, 9/16/47[3]	2,145,054	446,158
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	585,870	598,391
Series 2009-66, Cl. CD, 2.50%, 8/16/39	4,957	4,951
Series 2014-167, Cl. WF, 2.799% [LIBOR01M+45], 7/20/44[2]	1,507,039	1,503,921
Government National Mortgage Association, Series 2010-115, Cl. PX, 4.00%, 9/20/38	1,318,282	1,323,195

		39,564,202

8      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
Non-Agency—3.1%
Commercial—2.6%
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 4.79% [H15T1Y+210], 9/26/35[1,2]	$160,373	$160,765
Series 2012-RR6, Cl. RR6, 2.054%, 11/26/36[1]	353,664	352,722
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2018-B1, Cl. XA, 0.00%, 1/15/51[3,4]	17,835,801	658,330
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-CD6, Cl. XA, 0.00%, 11/13/50[3,4]	7,758,614	449,952
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[3,4]	5,519,846	235,755
Series 2017-C4, Cl. XA, 11.937%, 10/12/50[3]	20,551,977	1,424,160
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.619%, 11/25/45[1,5]	805,000	791,510
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,5]	550,000	540,197
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,5]	850,000	831,213
Series 2014-K36, Cl. C, 4.363%, 12/25/46[1,5]	3,250,000	3,210,977
Series 2014-K38, Cl. C, 4.635%, 6/25/47[1,5]	5,250,000	5,244,113
Series 2014-K714, Cl. C, 3.854%, 1/25/47[1,5]	2,500,000	2,517,698
Series 2014-K715, Cl. C, 4.124%, 2/25/46[1,5]	2,205,000	2,228,413
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.67%, 4/21/34[5]	336,569	344,657
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Cl. D, 4.337%, 8/15/46[1,5]	1,700,000	1,380,219
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-HR2, Cl. XA, 0.00%, 12/15/50[3,4]	6,780,910	378,902
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 3.667%, 11/26/36[1,5]	648,309	646,412
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.60%, 6/26/46[1,5]	405,565	404,742
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 2.737% [US0001M+35], 12/7/20[2]	2,529,553	2,534,543
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 4.30%, 8/25/34[5]	479,012	478,917
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass- Through Certificates, Series 2017-C5, Cl. XA, 0.00%, 11/15/50[3,4]	13,097,987	823,689
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2017-C42, Cl. XA, 0.00%, 12/15/50[3,4]	9,417,974	599,752

		26,237,638

Residential—0.5%
Citigroup Mortgage Loan Trust, Inc., Series 2014-8, Cl. 1A1, 2.76% [US0001M+29], 7/20/36[1,2]	898,512	894,594
Connecticut Avenue Securities, Series 2017-C03, Cl. 1M1, 3.456% [US0001M+95], 10/25/29[2]	489,308	489,869
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.332%, 7/25/35[5]	489,821	492,663
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	64,994	57,158
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	948,991	867,286

9      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
STACR Trust, Series 2018-HRP2, Cl. M2, 3.756% [US0001M+125], 2/25/47[1,2]	$1,770,000	$1,771,424
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 4.487%, 10/25/33[5]	412,032	417,314

		4,990,308

Total Mortgage-Backed Obligations (Cost $657,600,812)		656,837,867

U.S. Government Obligations—37.8%
Federal Home Loan Mortgage Corp.Nts:
1.875% Nts., 11/17/20	97,293,000	96,079,854
2.75% Nts., 6/19/23	40,000,000	40,275,120
Federal National Mortgage Assn. Nts.:
1.875% Nts., 9/24/26	4,158,000	3,875,094
2.50% Nts., 4/13/21	39,459,000	39,438,402
2.75% Nts., 6/22/21	49,392,000	49,684,894
2.875% Nts., 10/30/20-9/12/23	148,876,000	150,104,412

Total U.S. Government Obligations (Cost $378,459,377)		379,457,776

Short-Term Notes—5.1%
United States Treasury Bills:
2.365%, 3/21/19[9]	30,000,000	29,845,244
2.396%, 6/20/19[9]	22,000,000	21,741,790

Total Short-Term Notes (Cost $51,603,369)		51,587,034

	Shares
Investment Company—0.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 2.35%[10,11] (Cost $1,000,000)	1,000,000	1,000,000
Total Investments, at Value (Cost $1,154,405,080)	115.0%	1,154,604,163
Net Other Assets (Liabilities)	(15.0)	(150,295,852)

Net Assets	100.0%	$1,004,308,311

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $54,169,969 or 5.39% of the Fund’s net assets at period end.

2. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $18,189,634 or 1.81% of the Fund’s net assets at period end.

4. Interest rate is less than 0.0005%.

5. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

10      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Statement of Investments (Continued)

6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $505,709 or 0.05% of the Fund’s net assets at period end.

7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

8. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

9. Zero coupon bond reflects effective yield on the original acquisition date.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares September 30, 2018	Gross Additions	Gross Reductions	Shares December 31, 2018
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	1,000,000	—	—	1,000,000

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	$1,000,000	$5,562	$—	$—

Futures Contracts as of December 31, 2018
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000’s)	Value	(Depreciation)
United States Treasury Long Bonds	Buy	3/20/19	15	USD 2,136	$2,190,000	$54,285
United States Treasury Nts., 10 yr.	Sell	3/20/19	975	USD 118,053	118,965,234	(911,757)
United states Treasury Nts., 2 yr.	Buy	3/29/19	22	USD 4,666	4,670,875	5,217
United States Treasury Nts., 5 yr.	Sell	3/29/19	283	USD 31,919	32,456,563	(537,601)
United States Ultra Bonds	Buy	3/20/19	4	USD 609	642,625	33,857

						$(1,355,999)

11      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:
Definitions
D11COF	Cost of Funds for the 11th District of San Francisco
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month

12      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2018 Unaudited

1. Organization

Oppenheimer Limited-Term Government Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange” or “NYSE”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

13      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input levels::

14      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$65,721,486	$—	$65,721,486
Mortgage-Backed Obligations	—	656,837,867	—	656,837,867
U.S. Government Obligations	—	379,457,776	—	379,457,776
Short-Term Notes	—	51,587,034	—	51,587,034
Investment Company	1,000,000	—	—	1,000,000

Total Investments, at Value	1,000,000	1,153,604,163	—	1,154,604,163
Other Financial Instruments:
Futures contracts	93,359	—	—	93,359

Total Assets	$1,093,359	$1,153,604,163	$—	$1,154,697,522

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,449,358)	$—	$—	$(1,449,358)

Total Liabilities	$(1,449,358)	$—	$—	$(1,449,358)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

    For the reporting period, there were no transfers between levels.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the

Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$317,871,489
Sold securities	121,957,254

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s

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3. Investments and Risks (Continued)

market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the counterparty pledged $1,137,869 of collateral to the Fund for forward roll transactions.

    At period end, the Fund pledged $264,000 of collateral to the counterparty for forward roll transactions.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Market Risk Factors (Continued)

typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments

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5. Use of Derivatives (Continued)

(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

    Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

    During the reporting period, the Fund had an ending monthly average market value of $5,651,438 and $443,629,315 on futures contracts purchased and sold, respectively.

    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty

6. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although

20      OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

6. Pending Acquisition (Continued)

the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

    The Reorganization is subject to the approval of shareholders of the Fund. Shareholders of record of the Fund on January 14, 2019 will be entitled to vote on the Reorganization and will receive a combined prospectus and proxy statement describing the Reorganization, the shareholder meeting, and a discussion of the factors the Fund’s Board considered in approving the Agreement. The combined prospectus and proxy statement is expected to be distributed to shareholders of record on or about February 28, 2019. The anticipated date of the shareholder meeting is on or about April 12, 2019.

    If shareholders approve the Agreement and certain other closing conditions are satisfied or waived, the Reorganization is expected to close during the second quarter of 2019, or as soon as practicable thereafter. This is subject to change.

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Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

 There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Government Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	2/15/2019

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	2/15/2019